Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustment	$ 17.7	$ 4.0
Derivative financial instruments and other, net	(1.3)	1.1
Accrued benefit costs, net	(70.1)	(61.8)
Available-for-sale securities, net	0.3
Total accumulated other comprehensive income (loss)	$ (53.4)	$ (56.7)